SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2018
Short-term Investments	Short-term investments consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Held-to-maturity investments	5,261	2,634
Available-for-sale investments	—	14,439

	5,261	17,073